Income Taxes (Schedule Of Deferred Income Taxes Domestic and Foreign) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Income Tax Assets And Liabilities [Line Items]
Non-current deferred tax liability, net	$ (1,984)	$ (2,749)
Deferred tax (liability), net	(2,091)	(2,701)
Foreign [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Current deferred tax asset (liability), net	(120)	48
Non-current deferred tax liability, net	(1,971)	(2,749)
Deferred tax (liability), net	$ (2,091)	$ (2,701)